Segmented Information - Disclosure of revenues allocated by geography (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [Line Items]
Revenue	$ 16,388,579	$ 19,847,279	$ 39,271,839
United States of America [Member]
Disclosure of operating segments [Line Items]
Revenue	15,901,265	18,841,162	37,055,314
Canada [Member]
Disclosure of operating segments [Line Items]
Revenue	$ 487,314	$ 1,006,117	$ 2,216,525